Income Taxes (Details) - Schedule of income tax expenses ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Schedule of income tax expenses [Abstract]
Current tax expense	¥ 67,609		¥ 139,549	¥ 243,330
Deferred tax (income) expense	15,778		4,267	(18,744)
Income tax expense	¥ 83,387	$ 12,780	¥ 143,816	¥ 224,586